BRIDGE BUILDER TRUST

Bridge Builder International Equity Fund

Supplement dated November 17, 2016
to the Prospectus
dated October 28, 2016

This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

1.    The fourth paragraph under the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser currently allocates Fund assets to the following Sub-advisers: Baillie Gifford Overseas Limited (“Baillie Gifford Overseas”); BlackRock Investment Management, LLC (“BlackRock”); Edinburgh Partners Limited (“Edinburgh Partners”); Manning & Napier Advisors, LLC (“Manning & Napier”); Mondrian Investment Partners Limited (“Mondrian”); Pzena Investment Management, LLC (“Pzena”); and WCM Investment Management (“WCM”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

2.    The following paragraph is hereby added to the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund.”

Pzena's Principal Investment Strategies

Pzena’s international (ex-U.S.) expanded value strategy focuses on deep value investing, seeking to identify international securities that are trading at prices substantially below their intrinsic value but have solid long term prospects.

3.    The following table is hereby added to the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder International Equity Fund.”

1

Pzena

Portfolio Manager(s)	Position with Pzena Investment Management, LLC	Length of Service to the Fund
Caroline Cai	Portfolio Manager	Since November 2016
Allison Fisch	Portfolio Manager	Since November 2016
John Goetz	Managing Principal, Co-Chief Investment Officer and Portfolio Manager	Since November 2016

4.    The sixth paragraph under the sub-section entitled “Bridge Builder International Equity Fund – Principal Investment Strategies” under the section entitled “Additional Information Regarding the Funds' Investment Objective, Strategies and Risks” is hereby deleted and replaced with the following:

The Adviser currently allocates assets of the International Equity Fund to the following Sub-advisers: Baillie Gifford Overseas, BlackRock, Edinburgh Partners, Manning & Napier, Mondrian, Pzena, and WCM. The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

5.    The following paragraph is hereby added to the sub-section entitled “Bridge Builder International Equity Fund – Principal Investment Strategies” under the section entitled “Additional Information Regarding the Funds' Investment Objective, Strategies and Risks.”

Pzena’s Principal Investment Strategies

Pzena employs a deep value investment approach, emphasizing larger capitalization equity securities in international developed markets.  Pzena may also invest in emerging markets when valuations are perceived as sufficiently discounting additional risks.  Pzena does intensive fundamental research utilizing a bottom-up security selection process prior to recommending a security.  Pzena invests in stocks that trade at a significant discount to its normalized long-term earnings power.  This research process looks for businesses with tangible downside protection where management has a sound plan for earnings recovery.

6.    The following paragraph is added to the sub-section entitled “Sub-advisers and Portfolio Managers – International Equity Fund” under the section entitled “Management of the Funds.”

2

Pzena

Pzena, 320 Park Avenue, 8th Floor, New York, New York 10022, serves as a sub-adviser to the International Equity Fund under a sub-advisory agreement (the “Pzena Sub-advisory Agreement”) with the Adviser on behalf of the International Equity Fund. Pzena is registered as an investment adviser with the SEC.

Portfolio Managers:

Caroline Cai, Allison Fisch, and John Goetz have been portfolio managers of the International Equity Fund since November 2016.

Ms. Cai joined Pzena in 2004 and currently serves as a Portfolio Manager for Pzena.  Ms. Cai holds a B.A., summa cum laude, in Mathematics and Economics from Bryn Mawr College and is a Chartered Financial Analyst.

Ms. Fisch joined Pzena in 2001 and currently serves as a Portfolio Manager for Pzena.  Ms. Fisch holds a B.A., summa cum laude, in Psychology and a minor in Drama from Dartmouth College.

Mr. Goetz joined Pzena in 1996 and currently serves as Co-Chief Investment Officer, Managing Principal and Portfolio Manager for Pzena.  Mr. Goetz holds a B.A., summa cum laude, in Mathematics and Economics from Wheaton College and an M.B.A. from the Kellogg School of Management at Northwestern University.

3

BRIDGE BUILDER TRUST

Bridge Builder International Equity Fund

Supplement dated November 17, 2016
 to the Statement of Additional Information (“SAI”)
dated October 28, 2016

This supplement provides new and additional information beyond that contained in the
SAI and should be read in conjunction with the SAI.

1.           The following information is hereby added to the sub-section entitled “International Equity Fund” under the section entitled “The Funds' Investment Teams.”

Pzena Investment Management, LLC (“Pzena”), 320 Park Avenue, 8th Floor, New York, New York 10022, is the Sub-adviser for an allocated portion of the International Equity Fund pursuant to a Sub-advisory Agreement with the Adviser. Pzena is a Delaware limited liability company controlled by Pzena Investment Management, Inc., also located at 320 Park Avenue, 8th Floor, New York, New York 10022.

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies, for the portfolio managers, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are based on account performance, this information is reflected below. Information is shown as of September 30, 2016. Asset amounts are approximate and have been rounded. As of September 30, 2016, no portfolio manager beneficially owned any shares of the Fund.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts (millions)	Number of Accounts	Total Assets in the Accounts (millions)	Number of Accounts	Total Assets in the Accounts (millions)
Caroline Cai	5	$918	34	$5,040	32	$6,837
Allison Fisch	5	$918	14	$2,196	16	$3,923
John Goetz	11	$8,264	42	$5,547	49	$8,060
Accounts Subject to Performance Fees
Caroline Cai	1	$76	3	$637	1	$74
Allison Fisch	1	$76	1	$250	0	$0
John Goetz	2	$5,156	3	$637	1	$74

Material Conflicts

Pzena does not foresee any conflicts of interest in the management of the Fund and its other accounts. Pzena applies the same value minded philosophy across all of its strategies. Pzena, as a matter of policy and practice, acts as a fiduciary in all client matters, seeks to avoid or resolve conflicts of interest, and meets all regulatory requirements. Standards of business conduct are detailed in Pzena’s Code of Business Conduct and Ethics (“Code of Ethics”). Each employee is responsible to have read, be familiar with, and annually certify compliance with Pzena’s Code of Ethics. There is no conflict of the duties necessary for the Fund and other products. In all cases, Pzena acts as a fiduciary of client assets and accounts and follows its trading policies and procedures.

Compensation

Pzena’s portfolio managers are compensated through a combination of a fixed base salary, performance bonus, and equity ownership, if appropriate, due to superior personal performance. Eligibility for bonus compensation is examined annually by Pzena. Pzena considers both quantitative and qualitative factors when determining performance bonuses; however, performance bonuses are not based on Fund performance or assets of the Fund. For investment professionals, Pzena examines such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management. However, Pzena always looks at the person as a whole and the contributions that they have made and are likely to make in the future. Pzena avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking, which is contrary to the firm’s value investment philosophy. Ultimately, the equity ownership is the primary tool used by Pzena for attracting and retaining the best people. This ties personnel to long-term performance as the value of their ownership stake depends on Pzena delivering superior long-term results to investors. All portfolio managers listed are equity owners of Pzena.

2.	The first paragraph in Appendix B is hereby deleted and replaced with the following:

The following information is a summary of the proxy voting guidelines for the Adviser and the Sub-advisers.

OLIVE STREET INVESTMENT ADVISERS, LLC (the “Adviser”)

ADVISORY RESEARCH, INC.
ARTISAN PARTNERS LIMITED PARTNERSHIP
BAILLIE GIFFORD OVERSEAS LIMITED
ROBERT W. BAIRD & CO., INC.
BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC
BLACKROCK INVESTMENT MANAGEMENT, LLC
ROBECO INVESTMENT MANAGEMENT, INC. (d.b.a. BOSTON PARTNERS)
CHAMPLAIN INVESTMENT PARTNERS, LLC
CLEARBRIDGE INVESTMENTS, LLC
EAGLE ASSET MANAGEMENT, INC.
EDINBURGH PARTNERS LIMITED

FIAM, LLC
JANUS CAPITAL MANAGEMENT LLC
JENNISON ASSOCIATES LLC
J.P. MORGAN INVESTMENT MANAGEMENT, INC.
LAZARD ASSET MANAGEMENT LLC
LOOMIS, SAYLES & COMPANY, L.P.
LSV ASSET MANAGEMENT
MANNING & NAPIER ADVISORS, LLC
METROPOLITAN WEST ASSET MANAGEMENT, LLC
MONDRIAN INVESTMENT PARTNERS LIMITED
PGIM, INC.
PZENA INVESTMENT MANAGEMENT, LLC
SILVERCREST ASSET MANAGEMENT GROUP LLC
STEPHENS INVESTMENT MANAGEMENT GROUP, LLC
SUSTAINABLE GROWTH ADVISERS, LP
T. ROWE PRICE ASSOCIATES, INC.
VAUGHAN NELSON INVESTMENT MANAGEMENT, L.P.
WCM INVESTMENT MANAGEMENT
WELLINGTON MANAGEMENT COMPANY LLP
WELLS CAPITAL MANAGEMENT, INC.
WILLIAM BLAIR & COMPANY, L.L.C.
(collectively, the “Sub-advisers”)

3.           The following proxy voting guidelines are hereby added to Appendix B:

Pzena Investment Management, LLC

Under Pzena Investment Management, LLC’s (“Pzena”) Proxy Voting, Class Actions & Corporate Actions Policy (the “Proxy Voting Policy”), each proxy that comes to Pzena to be voted is evaluated on the basis of what is in the best interest of Pzena’s clients. Pzena deems the best interests of its clients to be that which maximizes shareholder value and yields the best economic results (e.g., higher stock prices, long-term financial health and stability).

Pzena subscribes to Institutional Shareholder Services’ (“ISS”) proxy monitoring and voting agent service.  However, Pzena retains ultimate responsibility for instructing ISS how to vote proxies on behalf of a portfolio. Pzena applies its own proxy voting guidelines which have been formulated by Pzena’s proxy voting committee (the “Proxy Voting Committee”), consisting of PIM’s Director of Research, Chief Compliance Officer, and at least one Portfolio Manager.

If Pzena does not issue instructions for a particular vote, ISS will vote in accordance with Pzena’s guidelines or with management if Pzena’s guidelines do not address the proxy item.  If it appears that a material conflict of interest has arisen, Pzena’s proxy voting guidelines include procedures for addressing such conflicts, including deferral to the recommendation of ISS where appropriate.  Pzena’s Chief Compliance Officer may also convene a meeting of Pzena’s Proxy Voting Committee to determine whether a conflict of interest exists and how that conflict should be resolved.

Proxy Voting Guidelines

Pzena’s proxy voting guidelines include the following positions on various proposals:

•
Director Matters – Pzena evaluates director nominees individually and as a group based on its own assessments and ISS recommendations. Pzena generally withholds votes from any insiders flagged by ISS on audit, compensation or nominating committees, and from any insiders and affiliated outsiders flagged by ISS on boards that are not at least majority independent.  Pzena generally does not support shareholder proposals to vote against directors unless it determines that clear shareholder value destruction has occurred as a consequence of the directors’ actions.

•
Shareholder Rights – Pzena generally opposes classified boards and any other proposals designed to eliminate or restrict shareholders’ rights.  Pzena supports anti-takeover measures that are in the best interests of shareholders, but opposes poison pills and other anti-takeover measures that entrench management or thwart the maximization of investment returns. Pzena generally supports proposals enabling shareholders to call a special meeting of a company so long as a 15% threshold is necessary in order for shareholders to do so.

•
Compensation and Benefit Plans – Pzena generally supports incentive plans under which 50% or more of the shares awarded to top executives are tied to performance goals.  Pzena generally votes against golden parachute or other incentive compensation arrangements which it deems excessive or unreasonable, which it considers to be significantly more economically attractive than continued employment, or which are triggered solely by the recipient (e.g., resignation).  In general, Pzena will support proposals to have nonbinding shareholder votes on compensation plans so long as these proposals are worded in a generic manner that is unrestrictive to actual company plans.

•
Auditors – Pzena generally votes with management with respect to the appointment of auditors, so long as management is in compliance with current regulatory requirements focused on auditor independence and improved board and committee representation.

Conflicts of Interest

Pzena’s Proxy Voting Policy also contains provisions dealing with the detection and resolution of conflicts of interest. With respect to proxies of portfolio companies, Pzena has identified the following potential conflicts of interest:

•	Where Pzena manages the assets of a publicly traded company and also holds that company’s or an affiliated company’s securities in one or more client portfolios;
•	Where Pzena manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more client portfolios;
•
Where Pzena has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios; and

•
Where a Pzena officer, director or employee, or an immediate family member thereof, is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member shall be a spouse, child, parent or sibling.

In addition, in the event that the Pzena research analyst who is responsible for covering the company soliciting a particular proxy has knowledge of any facts or circumstances which the analyst believes are or may appear be a material conflict, the analyst will advise Pzena’s Chief Compliance Officer, who will convene a meeting of the Proxy Voting Committee to determine whether a conflict exists and how that conflict should be resolved.

Pzena’s Proxy Voting Policy provides for various methods of dealing with these and any other conflict scenarios subsequently identified by Pzena, including notifying clients and seeking their consent or instructions on how to vote, and deferring to the recommendation of ISS where a conflict exists.

Recordkeeping

Pzena’s Proxy Voting Policy requires Pzena to maintain, or cause to be maintained, certain records regarding proxies for a period of at least five years, including:

•	Copies of Pzena’s proxy voting policies and procedures, and any amendments thereto;
•	Copies of any proxy materials received by Pzena for client securities;
•	The vote cast for each proposal overall, as well as by account;
•	Records of any correspondence regarding specific proxies and the voting thereof;
•	Records of any reasons for deviations from broad voting guidelines;
•	Copies of any document created by Pzena that was material to making a decision on how to vote proxies or that memorializes the basis of that decision;
•	A record of proxies that were not received, and what actions were taken to obtain them; and
•	Copies of any written client requests for voting summary and the correspondence and reports sent to the clients in response to such requests.